Capital - Summary of Common Shares (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	6,948,900
Common shares	₩ 3,474,000,000	₩ 3,474,000,000
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of authorized shares	40,000,000	40,000,000
Value per share	₩ 500	₩ 500
Number of shares issued	6,948,900	6,948,900
Common shares	₩ 3,474,450,000	₩ 3,474,450,000